UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 746-3322

Date of fiscal year end: April 30

Date of reporting period: July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	CROFT VALUE FUND
	Schedule of Investments
	July 31, 2011 (Unaudited)

Shares/Principal Value		Value

COMMON STOCK - 92.62%

Agricultural - 2.69%
55,404	Monsanto Co.	4,071,086
64,801	The Mosaic Co.	4,582,727
31,530	Potash Corp. of Saskatchewan, Inc.	1,822,749
		10,476,562
Autos & Automotive Products - 0.45%
31,635	Advance Auto Parts, Inc.	1,738,976

Banks, S&Ls and Brokers - 3.12%
368,416	Bank Of America Corp.	3,577,319
161,433	Bank Of New York Mellon Corp.	4,053,583
117,452	Citigroup, Inc.	4,503,110
		12,134,012
Building & Construction - 2.59%
209,038	Foster Wheeler Ltd. *	5,664,930
55,580	Jacobs Engineering Group, Inc. *	2,175,401
127,284	Lennar Corp.	2,251,654
		10,091,985
Capital Equipment - 5.43%
56,516	Caterpillar, Inc.	5,583,216
78,317	Deere & Co.	6,148,668
37,887	Flowserve Corp.	3,765,210
67,961	United Technologies Corp.	5,629,889
		21,126,983
Chemicals - 1.14%
86,385	E.I. du Pont de Nemours & Co.	4,441,917

Consumer Nondurable - 4.82~~%~~
95,379	International Paper Co.	2,832,756
124,231	Philip Morris International, Inc.	8,841,520
115,291	Procter & Gamble Co.	7,089,244
		18,763,520
Financial Services - 2.70%
366,900	Invesco Ltd. ADR	8,137,842
43,953	PNC Financial Services Group	2,386,208
		10,524,050
Forest Products - 3.40%
62,663	Plum Creek Timber Co., Inc.	2,394,980
543,022	Weyerhaeuser Co.	10,855,010
		13,249,990
Healthcare - 4.89%
46,829	Baxter International, Inc.	2,724,043
45,814	Becton Dickinson & Co.	3,830,509
47,698	Edwards Lifesciences Corp. *	3,403,252
93,954	Genomic Health, Inc. *	2,522,665
72,673	Stryker Corp.	3,949,051
52,354	Unitedhealth Group, Inc.	2,598,329
		19,027,849
Industrial Goods - 2.74%
210,124	ABB Ltd. ADR	5,030,369
57,698	Valmont Industries, Inc.	5,616,900
		10,647,269
Insurance Agents, Broker & Serv - 1.04%
136,750	Marsh & Mclennan Co., Inc.	4,032,758

International Oil & Gas - 2.42%
158,554	BNK Petroleum, Inc. *	714,820
192,949	Gran Tierra Energy, Inc. *	1,340,996
172,546	Petrobank Energy & Resources Ltd. *	5,501,257
25,504	Royal Dutch Shell Plc	1,876,074
		9,433,147
Life Insurance - 3.44%
166,987	MetLife, Inc.	6,881,534
111,003	Prudential Financial, Inc.	6,513,656
		13,395,190
Media & Entertainment - 2.89%
67,708	Arbitron, Inc.	2,648,737
91,239	DirecTV Group, Inc. Class-A *	4,623,992
68,708	DTS, Inc. *	2,385,542
30,207	Rovi Corp. *	1,600,065
		11,258,336
Metals & Mining - 3.81%
105,160	Cloud Peak Energy, Inc. *	2,345,068
132,254	Freeport McMoran Copper & Gold, Inc.	7,004,172
77,000	Nevada Copper Corp. *	424,301
139,888	Thompson Creek Metals Co., Inc. *	1,264,588
237,850	Quadra Mining Ltd. *	3,784,203
		14,822,332
Multi-Industry - 6.55%
304,366	General Electric Co.	5,451,195
114,541	Honeywell International, Inc.	6,082,127
114,961	ITT Corp.	6,132,020
176,439	Tyco International, Inc.	7,814,483
		25,479,825
Natural Gas - 5.46%
34,319	Petroleum Development, Corp. *	1,246,466
32,000	QEP Resources, Inc.	1,402,560
336,715	Sandridge Energy, Inc. *	3,878,957
112,410	Southwestern Energy Co. *	5,008,990
186,442	Williams Co., Inc.	5,910,211
81,545	Ultra Petroleum Corp. *	3,817,937
		21,265,121
Oil - 4.27%
162,495	Brigham Exploration Co. *	5,167,341
43,999	Crescent Point Energy Corp.	1,976,733
126,997	Geo Resources, Inc. *	3,240,963
275,856	Petrobank Energy & Resources Ltd. *	4,270,574
320,075	Petrofrontier Corp.	1,272,265
55,239	Venoco, Inc. *	702,088
		16,629,964
Pharmaceuticals - 5.86%
105,680	Johnson & Johnson	6,847,007
178,048	Merck & Co., Inc.	6,076,778
341,744	Pfizer, Inc.	6,578,230
114,174	Pharmaceutical Product Development, Inc.	3,291,636
		22,793,651
Precious Metals - 3.50%
143,638	Allied Nevada Gold Corp. *	5,472,608
102,331	Chesapeake Gold Corp. *	1,251,307
165,234	First Majestic Silver Corp. *	3,696,284
246,863	Yamana Gold, Inc.	3,204,282
		13,624,481
Property & Casualty Insurance - 3.34%
131,527	Ace Ltd.	8,809,678
151,674	Allstate Corp.	4,204,403
		13,014,081
Retail Stores - 1.77%
318,822	Lowes Co., Inc.	6,880,179

Specialty Chemicals - 4.22%
44,973	3M Co.	3,918,947
50,518	Albemarle Corp.	3,363,488
104,181	FMC Corp.	9,123,130
		16,405,565
Technology - 3.74%
113,076	Altera Corp.	4,622,547
6,215	Apple Computer, Inc. *	2,426,833
152,441	Applied Materials, Inc.	1,878,073
110,653	Corning, Inc.	1,760,489
77,550	Power Integrations, Inc.	2,752,250
30,905	Trimble Navigation Ltd. *	1,099,600
		14,539,792
Telecommunications - 3.21%
82,084	Adtran, Inc.	2,715,339
157,636	General Cable Corp. *	6,269,184
63,829	Qualcomm, Inc.	3,496,552
		12,481,075
Transportation - 1.84%
19,823	Canadian National Railway Co.	1,483,950
75,237	Norfolk Southern Corp.	5,695,441
		7,179,391
Utilities - 1.29%
57,386	NextEra Energy, Inc.	3,170,576
45,032	PG&E Corp.	1,865,676
		5,036,252

TOTAL FOR COMMON STOCK (Cost $321,913,620) - 92.62%		$ 360,494,253

U.S. GOVERNMENT OBLIGATIONS - 5.42%
18,000,000	U.S. Treasury Notes 1.125%, 01/15/2012	18,074,538
3,000,000	U.S. Treasury Notes 0.875%, 02/29/2012	3,011,010

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $21,109,700) - 5.42%		$ 21,085,548

SHORT TERM INVESTMENTS - 1.96%
7,645,920	AIM Short-term Investment Prime Portfolio 0.02% ** (Cost $7,645,920)	7,645,920

TOTAL INVESTMENTS (Cost $350,669,240) - 100.00%		$ 389,225,721

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%		(15,679)

NET ASSETS - 100.00%		$ 389,210,042

ADR - American Depository receipt.
* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at July 31, 2011.

NOTES TO FINANCIAL STATEMENTS
CROFT VALUE FUND
1. SECURITY TRANSACTIONS
At July 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $350,669,240 amounted to $38,579,073, which consisted of aggregate gross unrealized appreciation of $63,311,955 and aggregate gross unrealized depreciation of $24,732,882.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of July 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$360,494,253	$0	$0	$360,494,253
Real Estate Investment Trusts	$0	$0	$0	$0
US Treasury Bills	$0	$0	$0	$0
US Treasury Notes	$0	$21,085,548	$0	$21,085,548
Cash Equivalents	$7,645,920	$0	$0	$7,645,920
Total	$368,140,173	$21,085,548	$0	$389,225,721

	CROFT INCOME FUND
	Schedule of Investments
	July 31, 2011 (Unaudited)

Shares/Principal Value		Value

BOND FUNDS - 2.14%

Taxable Bond Funds - 2.14%
6,200	Alliance Bernstein Global High Income Fund *	$ 90,830
9,600	Templeton Emerging Markets Income Fund *	161,280
4,500	Western Asset Worldwide Income Fund *	62,528

TOTAL FOR BOND FUNDS (Cost $227,527) - 2.14%		$ 314,638

CORPORATE BONDS - 71.86%

Agriculture - 2.90%
75,000	Agrium, Inc. Debentures (Yankee), 7.800%, 2/1/27	93,580
100,000	Archer-Daniels Mid Co., 5.450%, 3/15/18	115,686
70,000	Bunge Ltd., 5.350%, 4/15/14	75,977
30,000	IMC Global, Inc., 9.450%, 12/15/11	30,627
100,000	Potash Corp of Saskatchewan, 5.250%, 5/15/14	110,761
		426,631
Auto & Automotive Products - 1.07%
150,000	Ford Motor Credit Co. LLC, 7.500%, 8/1/12	157,110

Building Materials & Housing - 0.88%
115,000	Plum Creek Timber Co., 5.875%, 11/15/15	129,676

Business Services - 1.14%
145,000	United Parcel Services, Inc., 5.500%, 1/15/18	167,464

Capital Goods - 4.49%
150,000	Caterpillar Inc., 7.000%, 12/15/13	170,928
75,000	General Dynamics Corp., 5.250%, 2/1/14	83,226
160,000	Pitney Bowes, Inc., 4.750%, 5/15/18	167,999
100,000	Toro Co. Debentures, 7.800%, 6/15/27	114,528
105,000	United Technologies Corp., 5.375%, 12/15/17	123,759
		660,440
Chemicals - 4.02%
150,000	Albemarle Corp., 5.100%, 2/1/15	164,424
150,000	DuPont EI DE Nemours & Co., 6.000%, 7/15/18	178,007
220,000	Lyondell Chemical Co., 11.000%, 5/1/18	249,150
		591,581
Electric & Gas Utilities - 4.25%
125,000	American Electric Power Corp., 5.250%, 6/1/15	138,977
100,000	Dominion Resources, Inc., 6.250%, 6/30/12	104,918
160,000	Duke Energy Corp., 6.300%, 2/1/14	179,699
185,000	Exelon Corp., 4.900%, 6/15/15	201,705
		625,299
Energy - 6.27%
120,000	Anadarko Petroleum, 7.625%, 3/15/14	138,118
100,000	BP Capital Markets, 3.125%, 10/01/15	104,722
30,000	Conocophillips, 4.750%, 2/1/14	32,827
100,000	Conocophillips Corp., 5.200%, 5/15/18	113,717
100,000	Shell International Finance BV, 4.000%, 3/21/14	108,049
185,000	Sunoco, Inc., 4.875%, 10/15/14	193,027
150,000	Tesoro Corp., 6.625%, 11/1/15	153,750
60,000	Tosco Corp., 7.800%, 1/1/27	77,922
		922,132
Energy Services - 2.75%
30,000	Baker Hughes, Inc., 6.500%, 11/15/13	33,821
100,000	Baker Hughes, Inc., 7.500%, 11/15/18	128,611
65,000	Global Marine, Inc., 7.000%, 6/1/28	72,062
105,000	Weatherford International, Inc., 5.950%, 6/15/12	109,071
60,000	Weatherford International, Inc., 6.625%, 11/15/11	60,857
		404,422
Financial Services - 12.71%
145,000	Allstate Corp., 6.200%, 5/16/14	164,804
130,000	American Express Credit Co., 5.125%, 8/25/14	142,694
160,000	Berkshire Hathaway Financial Corp., 4.625%, 10/15/13	172,136
100,000	Charles Schwab Corp., 4.950%, 6/1/14	110,100
200,000	CIGNA Corp. Debentures, 6.375%, 10/15/11	202,421
60,000	CIGNA Corp. Debentures, 7.875%, 5/15/27	72,213
55,000	General Electric Capital Corp. - FDIC, 3.000%, 12/9/11	55,553
55,000	Goldman Sachs & Co. - FDIC, 3.250%, 6/15/12	56,396
55,000	JP Morgan Chase & Co. - FDIC, 3.125%, 12/1/11	55,542
120,000	Marsh & Mclennan Co., 5.750%, 9/15/15	134,778
70,000	Merrill Lynch & Co., 6.150%, 4/25/13	74,729
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	153,309
40,000	Prudential Financial, Inc., 3.625%, 9/17/12	41,057
160,000	Prudential Financial, Inc., 4.500%, 7/15/13	168,575
55,000	Wells Fargo & Co. - FDIC, 3.000%, 12/9/11	55,550
90,000	Wells Fargo & Co., 5.125%, 9/1/12	93,866
110,000	Wells Fargo & Co., 4.375%, 1/31/13	115,409
		1,869,132
Food & Drug Producers - 3.03%
100,000	Glaxosmithkline PLC, 4.375%, 4/15/14	109,529
160,000	Pepsico, Inc., 7.900%, 11/1/18	210,660
110,000	Pfizer, Inc., 5.350%, 3/15/15	125,319
		445,508
Gas & Gas Transmission - 1.39%
100,000	KN Energy, Inc. Senior Debentures, 7.250%, 3/1/28	95,664
100,000	Panhandle Eastern Pipeline, 6.050%, 8/15/13	108,648
		204,312
Industrial Goods - 4.74%
75,000	Cummins Engine Co., Inc. Debentures, 6.750%, 2/15/27	82,931
206,000	General Electric Co., 5.250%, 12/6/17	232,096
90,000	Honeywell International, Inc., 4.250%, 3/1/13	95,148
115,000	Johnson Controls, Inc., 7.700%, 3/1/15	136,176
150,000	Xerox Corp., 6.875%, 8/15/11	150,315
		696,666
Media & Entertainment - 6.14%
150,000	Liberty Media Corp., 5.700%, 5/15/13	157,125
186,000	Liberty Media, 8.250%, 2/1/30	182,745
165,000	News America Holdings, Inc. Senior Debentures, 7.750%, 2/1/24	199,015
170,000	Time Warner, Inc. Debentures, 9.150%, 2/1/23	235,613
110,000	Washington Post Co., 7.250%, 2/1/19	129,041
		903,539
Metals & Mining - 5.60%
127,000	ARCH Western Finance, 6.750%, 7/1/13	127,794
165,000	BHP Billiton Ltd., 5.500%, 4/1/14	185,144
185,000	Carpenter Technology Corp., 7.625%, 8/15/11	185,385
75,000	Freeport McMoran, 8.375%, 4/1/17	81,937
100,000	Nucor Corp., 5.750%, 12/1/17	117,906
125,000	US Steel Corp., 7.000%, 2/1/18	125,625
		823,791
Miscellaneous Consumer Goods & Services - 1.36%
90,000	Brown-Forman Corp., 5.000%, 2/1/14	98,706
100,000	Tenneco Packaging, Inc. Debentures, 8.125% 6/15/17	101,125
		199,831
Retail Stores - 1.57%
55,000	Albertson's Medium-Term, Inc. Notes, 6.520%, 4/10/28	42,024
70,000	Auto Zone, Inc., 6.950%, 6/15/16	82,472
90,000	Staples, Inc., 9.750%, 1/15/14	107,072
		231,568
Technology - 5.17%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	45,357
60,000	Arrow Electronics, Inc. Debentures, 7.500%, 1/15/27	66,620
145,000	Cisco Systems, Inc., 5.500%, 2/22/16	167,744
182,000	Hewlett-Packard Co., 5.500%, 3/1/18	209,173
45,000	Hewlett-Packard Co., 6.125%, 3/1/14	50,682
100,000	IBM Corp., 5.700%, 9/14/17	118,859
100,000	Texas Instruments, Inc., 2.375%, 5/16/16	102,449
		760,884
Telecommunications - 2.36%
150,000	Anixter, 5.950%, 3/1/15	152,813
75,000	AT&T Corp., 4.850%, 2/15/14	81,614
100,000	Tele-Communications, Inc. Senior Debentures, 7.875%, 8/1/13	112,535
		346,962

TOTAL FOR CORPORATE BONDS (Cost $10,663,237) - 71.86%		$ 10,566,948

CONVERTIBLE BONDS - 1.91%
130,000	General Cable Corp., 1.000%, 10/15/12	122,850
150,000	General Cable Corp., 0.875%, 11/15/13	157,313
		280,163

TOTAL FOR CONVERTIBLE BONDS (Cost $202,388) - 1.91%		$ 280,163

MUNICIPAL BONDS - 0.79%

General Obligation - 0.79%
105,000	State of California Taxable Build Am, 5.45%, 4/1/15	116,274

TOTAL FOR MUNICIPAL BONDS (Cost $108,661) - 0.79%		$ 116,274

GOVERNMENT BONDS - 2.73%
400,000	U.S. Treasury Notes, 0.875%, 1/31/2012	401,312

TOTAL FOR GOVERNMENT BONDS (Cost $1,530,321) - 2.73%		$ 401,312

SHORT TERM INVESTMENTS - 20.22%
2,973,521	AIM Short-term Investment Prime Portfolio 0.02% ** (Cost $2,973,521)	2,973,521

TOTAL INVESTMENTS (Cost $13,392,041) - 99.65%		$ 14,652,856

OTHER ASSETS LESS LIABILITIES - 0.35%		51,683

NET ASSETS - 100.00%		$ 14,704,539

* Closed-end security
** Variable rate security; the coupon rate shown represents the yield at July 31, 2011.

NOTES TO FINANCIAL STATEMENTS
CROFT INCOME FUND
1. SECURITY TRANSACTIONS
At July 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,392,041 amounted to $1,182,162, which consisted of aggregate gross unrealized appreciation of
$1,193,600 and aggregate gross unrealized depreciation of $11,438.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of July 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Closed End Mutual Funds	$0	$314,638	$0	$314,638
Corporate Bonds	$0	$10,566,948	$0	$10,566,948
Convertible Bonds	$0	$280,163	$0	$280,163
Municipal Bonds	$0	$116,274	$0	$116,274
US Agencies & Obligations	$0	$401,312	$0	$401,312
Cash Equivalents	$2,973,521	$0	$0	$2,973,521
Total	$2,973,521	$11,679,335	$0	$14,652,856

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 29, 2011

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 29, 2011

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  September 29, 2011